UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:            ______________

Central Index Key Number of securitizer:     ______________

_________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001868034
Central Index Key Number of sponsor: N/A

RATE Mortgage Trust 2024-J1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A
Central Index Key Number of underwriter (if applicable): N/A

Ken Kane, (773) 516-6312
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.          Findings and Conclusions of a Third Party Due Diligence Report Obtained By  the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: June 20, 2024
GR MORTGAGE ACQUISITION, LLC (Securitizer)

By: /s/ Ted Ahern
Name: Ted Ahern Title: Chief Invetsment Officer

EXHIBIT INDEX
Exhibit Number

99.1	Narrative
99.2	Data Compare Report
99.3	Exception Report
99.4	Grading Summary Report
99.5	Valuation Summary Report
99.6	QM-ATR Report